Taxes - Income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes.
Current income tax	$ 8,972,186	$ 12,807,005	$ 16,791,619
Deferred income tax	1,748,039	(3,310,147)	2,813,817
Deferred income tax - rate change	1,510,121	1,941,995	(658,919)
Adjustments to prior years' current and deferred tax	(21,806)	77,022	17,421
Income tax expenses	12,208,540	11,515,875	$ 18,963,938
Growth of revenue	(3,834,819)	(3,834,819)
Exchange rate effect in deferred income tax variation	5,058,186	5,058,186
Adjustments in surcharge rates	(21,806)
Adjustment to income tax provision	$ (3,609)	$ (18,197)